Transactions with Related Parties - Summary of Transactions were Carried Out with Related Parties (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Sales of services	R$ 11	R$ 159
Purchases of goods and services	(10,480)	(8,127)
Associates (legal and administration services) [member]
Disclosure of transactions between related parties [line items]
Sales of services	11	159
Entity controlled management personnel [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(10,029)	(7,730)
Associate (transaction services) [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	R$ (451)	R$ (397)